SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	0.00%
Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%